Pax World International Fund
Pax World International Fund Summary of Key Information
Investment Objective
The International Fund's investment objective is to seek long-term growth of capital.
Fees & Expenses
The tables below describe the fees and expenses that you may pay if you buy and hold Individual Investor Class, Institutional Class or Class R shares of the International Fund.
Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses Pax World International Fund		Individual Investor Class	Institutional Class	R Class
Management Fee		0.85%	0.85%	0.85%
Distribution and/or Service (12b-1) Fees		0.25%	none	0.50%
Other Expenses		0.67%	0.67%	0.67%
Acquired Fund Fees		0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		1.78%	1.53%	2.03%
Contractual Reimbursements	[1]	(0.37%)	(0.37%)	(0.37%)
Net Annual Fund Operating Expenses		1.41%	1.16%	1.66%
[1]	The International Fund's investment adviser has contractually agreed to reimburse expenses (excluding Acquired Fund Fees and Expenses, if any) allocable to Individual Investor Class, Institutional Class and Class R shares of the International Fund to the extent such expenses exceed 1.40%, 1.15% and 1.65% of the average daily net assets of Individual Investor Class, Institutional Class and Class R shares, respectively. This reimbursement arrangement may not be amended or terminated without the approval of the Fund's Board of Trustees before December 31, 2015.

Example of Expenses

This example is intended to help you compare the cost of investing in Individual Investor Class, Institutional Class and Class R shares of the International Fund with the cost of investing in other mutual funds.

The table assumes that an investor invests $10,000 in Individual Investor Class, Institutional Class or Class R shares of the International Fund for the time periods indicated and then redeems all of his or her shares at the end of those periods. The table also assumes that the investment has a 5% return each year, that all dividends and distributions are reinvested and that the International Fund's operating expenses remain the same throughout those periods. Although an investor's actual expenses may be higher or lower than those shown in the table, based on these assumptions his or her expenses would be:

Expense Example Pax World International Fund (USD $)	1 year	3 year	5 year	10 year
Individual Investor Class	144	486	893	2,032
Institutional Class	118	409	762	1,759
R Class	169	563	1,023	2,297

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in "Annual Fund Operating Expenses" or in the "Example of Expenses," affect the International Fund's performance. During the International Fund's most recent fiscal year, the International Fund's portfolio turnover rate was 43% of the average value of its portfolio.

Principal Investment Strategies

The International Fund follows a sustainable investing approach, combining rigorous financial analysis with equally rigorous environmental, social and governance (ESG) analysis in order to identify investments.

Under normal market conditions, the International Fund will invest primarily in equity securities (such as common stock, preferred stock and equity securities convertible into common or preferred stock) of non-U.S. issuers. The International Fund's investments in securities of non-U.S. issuers may include investments in emerging markets, and may be diversified across countries or geographic regions, or focused on select geographic regions.

The International Fund is not constrained by any particular investment style or capitalization range. The Fund may invest in "growth" stocks, "value" stocks or a combination of both. Additionally, the Fund may be diversified across multiple sectors and industries or focused on a limited number of sectors and industries.

The International Fund's portfolio manager selects equity securities on a company-by-company basis primarily through the use of fundamental analysis.

The International Fund may utilize derivatives for hedging and for investment purposes.

The International Fund avoids investing in companies that its investment adviser determines are significantly involved in the manufacture of weapons or weapons-related products, manufacture tobacco products, or engage in unethical business practices.

Principal Risks

•  Market Risk Conditions in a broad or specialized market, a sector thereof or an individual industry may adversely affect security prices, thereby reducing the value of the Fund's investments.

•  Derivatives Risk Derivatives involve special risks and may result in losses. The values of derivatives can be very volatile, especially in unusual market conditions, and that volatility can be exacerbated by the use of leverage, which is common for derivative strategies. Derivatives may be illiquid, and may also be subject to the risk of nonperformance by a transaction counterparty. The Fund may not be able to enter into, or terminate, a derivatives position when desired. Derivatives are also subject to mispricing and improper valuation, and may increase the amount of taxes payable by shareholders.

•  Non-U. S. Securities Risk Non-U.S. securities may have less liquidity and more volatile prices than domestic securities, which can make it difficult for the Fund to sell such securities at desired times or prices. Non-U.S. markets may differ from U.S. markets in material and adverse ways. For example, securities transaction expenses generally are higher, transaction settlement may be slower, recourse in the event of default may be more limited and taxes and currency exchange controls may limit amounts available for distribution to shareholders. Non-U.S. investments are also subject to the effects of local political, social, diplomatic or economic events.

•  Growth Securities Risk Growth securities typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.

•  Small- and Medium-Sized Capitalization Company Risk Securities of small- and medium-sized companies may have less liquidity and more volatile prices than securities of larger companies, which can make it difficult for the Fund to sell such securities at desired times or prices.

•  Value Securities Risk Value securities are securities the investment adviser believes are selling at a price lower than their true value, perhaps due to adverse business developments or special risks. If that belief is wrong or remains unrecognized by the market, the price of the securities may decline or may not appreciate as anticipated.

As with all mutual funds, investors may lose money by investing in the International Fund.

The foregoing descriptions are only summaries. Please see "About the Funds—Risks" on page 69 for more detailed descriptions of the foregoing risks.

Performance Information

The bar chart below presents the calendar year total returns for Individual Investor Class shares of the International Fund before taxes. The bar chart is intended to provide some indication of the risk of investing in the International Fund by showing changes in the International Fund's performance from year to year. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.

Calendar Year End
For the periods shown in the bar chart:	Best quarter: 2nd quarter 2009, 27.62%
Worst quarter: 3rd quarter 2011, -20.24%

Average Annual Total Returns
Periods Ended December 31, 2012

The performance table below presents the average annual total returns for Individual Investor Class, Institutional Class and Class R shares of the International Fund. The performance table is intended to provide some indication of the risks of investment in the International Fund by showing how the International Fund's average annual total returns compare with the returns of a broad-based securities market index and a performance average of other similar mutual funds, each over a one-year, five-year and ten-year period. After-tax performance is presented for Individual Investor Class shares of the Fund. After-tax returns for Institutional Class and Class R shares may vary. After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes. Actual after-tax returns will depend on a shareholder's own tax situation and may differ from those shown. After-tax returns may not be relevant to shareholders who hold their shares through tax-deferred arrangements (such as 401(k) plans and individual retirement accounts).

As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.

Average Annual Returns Pax World International Fund		Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Individual Investor Class	[1]	12.91%	(2.60%)	Mar. 27, 2008
Institutional Class	[1]	13.14%	(2.31%)	Mar. 27, 2008
R Class	[1]	12.61%	(2.87%)	Mar. 27, 2008
After Taxes on Distributions Individual Investor Class	[1]	12.52%	(2.89%)
After Taxes on Distributions and Sales Individual Investor Class	[1]	8.77%	(2.27%)
MSCI EAFE (Net) Index	[2][3]	17.32%	(2.08%)	Mar. 27, 2008
Lipper International Large-Cap Core Funds Index	[2][4]	18.75%	(2.25%)	Mar. 27, 2008
[1]	The Fund's inception date is March 27, 2008. The Fund's investment adviser assumed certain expenses during the period; total returns would have been lower had these expenses not been assumed. Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and, other than for Individual Investor Class shares, do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares. These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For more recent month-end performance data, please visit www.paxworld.com or call us at 800.767.1729.
[2]	Unlike the International Fund, the MSCI EAFE (Net) Index and the Lipper International Large-Cap Core Funds Index are not investments, are not professionally managed, have no policy of sustainable investing and (with the exception of the Lipper International Large-Cap Core Funds Index) do not reflect deductions for fees, expenses or taxes.
[3]	The MSCI EAFE (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The MSCI EAFE Index consisted of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Performance for the MSCI EAFE Index is shown "net", which includes dividend reinvestments after deduction of foreign withholding tax.
[4]	The Lipper International Large-Cap Core Funds Index tracks the results of the 30 largest mutual funds in the Lipper International Large-Cap Core Funds Average. The Lipper International Large-Cap Core Funds Average is a total return performance average of the mutual funds tracked by Lipper, Inc. that, by portfolio practice, invest at least 75% of their equity assets in companies strictly outside of the U.S. with market capitalizations (on a three-year weighted basis) above Lipper's international large-cap floor. International large-cap core funds typically have an average price-to-cash flow ratio, price-to-book ratio, and three-year sales-per-share growth value compared to their large-cap-specific subset of the S&P/Citigroup World ex-U.S. BMI. The Lipper International Large-Cap Core Funds Index is not what is typically considered to be an "index" because it tracks the performance of other mutual funds rather than the changes in the value of a group of securities, a securities index, or some other traditional economic indicator.